[NOTIFY-INTERNET] ckpepper@capinv.com
UNITE STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended June 30, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Capital Investment Services of America, Inc.
Address:   700 N. Water Street
           Suite 325
           Milwaukee, Wisconsin  53202

13F File Number: 28-1931

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Stephen H. Mortonson
Title:    Senior Vice President
Phone:    414-278-7744
Signature, Place, and Date of Signing:
Stephen H. Mortonson  Milwaukee, Wisconsin  July 22, 1999

Report Type (Check only one.):
[X] 13F Holdings Report.
[ ] 13F Notice.
[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS.                   com              002824100     1042 22965.00 SH       SOLE                 22965.00
AMERICAN GENERAL               com              026351106      256  3394.00 SH       SOLE                  3394.00
AMERICAN HOME PRODUCTS CORP    com              026609107      344  6000.00 SH       SOLE                  6000.00
AMERICAN INTL GRP              com              026874107      736  6277.50 SH       SOLE                  6277.50
AMERITECH CORP NEW             com              030954101      475  6465.00 SH       SOLE                  6465.00
APOLLO GROUP                   com              037604105    14260 536865.00SH       SOLE                536865.00
ARCHER-DANIELS- MIDLND CO      com              039483102      401 25944.00 SH       SOLE                 25944.00
AUTOMATIC DATA PROCESSING      com              053015103    39432 896174.00SH       SOLE                896174.00
BELLSOUTH CORP                 com              079860102      259  5620.00 SH       SOLE                  5620.00
BERKSHIRE HATHAWAY CL B        com              846702074      289   129.00 SH       SOLE                   129.00
BP AMOCO PLC ADR               com              055622104      443  4081.00 SH       SOLE                  4081.00
BRISTOL-MYERS SQUIBB           com              110122108      310  4400.00 SH       SOLE                  4400.00
CINTAS CORP                    com              172908105    24314 361889.00SH       SOLE                361889.00
CITIGROUP INC.                 com              894190107      240  5060.00 SH       SOLE                  5060.00
COCA-COLA CO                   com              191216100     1554 25072.00 SH       SOLE                 25072.00
DIEBOLD INC                    com              253651103     7132 248074.80SH       SOLE                248074.80
ELAN PLC ADR                   com              284131208    12525 451360.00SH       SOLE                451360.00
EMERSON ELEC                   com              291011104    29852 474307.72SH       SOLE                474307.72
EXXON CORP                     com              302290101     1509 19570.00 SH       SOLE                 19570.00
FEDL NATL MTG ASSOC            com              313586109      588  8620.00 SH       SOLE                  8620.00
FIRSTAR CORP.NEW               com              33763v109      622 22231.00 SH       SOLE                 22231.00
GALILEO INTRNTL                com              363547100    14226 266215.00SH       SOLE                266215.00
GARTNER GROUP CL A             com              366651107     6079 296550.00SH       SOLE                296550.00
GENERAL ELECTRIC               com              369604103    30996 274298.00SH       SOLE                274298.00
GILLETTE CO                    com              375766102      280  6838.00 SH       SOLE                  6838.00
GRAINGER W W                   com              384802104    25104 466515.60SH       SOLE                466515.60
HARLEY DAVIDSON                com              412822108    27623 508017.21SH       SOLE                508017.21
HEWLETT-PACKARD                com              428236103      623  6200.00 SH       SOLE                  6200.00
ILLINOIS TOOL WORKS            com              452308109    20243 247622.00SH       SOLE                247622.00
INTEL CORP                     com              458140100      245  4112.00 SH       SOLE                  4112.00
JOHNSON CONTROLS               com              478366107      209  3020.00 SH       SOLE                  3020.00
LILLY ELI & CO                 com              532457108      215  3000.00 SH       SOLE                  3000.00
MANPOWER INC WIS               com              56418h100     6275 277365.00SH       SOLE                277365.00
MARSHALL & ILSLEY              com              571834100      922 14320.00 SH       SOLE                 14320.00
MC DONALDS                     com              580135101      254  6168.00 SH       SOLE                  6168.00
MCLEODUSA INC CL A             com              582266102     4218 76700.00 SH       SOLE                 76700.00
MEDTRONIC INC                  com              585055106    25329 325248.06SH       SOLE                325248.06
MERCK & CO                     com              589331107    24104 327383.00SH       SOLE                327383.00
MICROSOFT CORP                 com              594918104    18930 209891.00SH       SOLE                209891.00
MICROSOFT CORP PFD. A          com              594918203     8279 82846.00 SH       SOLE                 82846.00
MOBIL CORP                     com              607059102      245  2480.00 SH       SOLE                  2480.00
MOLEX INC                      com              608554101    27922 754657.25SH       SOLE                754657.25
NORTHERN TRUST                 com              665859104     8754 90250.00 SH       SOLE                 90250.00
PAYCHEX INC.                   com              704326107    14958 469264.50SH       SOLE                469264.50
PEPSICO INC                    com              713448108      206  5330.00 SH       SOLE                  5330.00
PFIZER INC                     com              717081103    36130 331466.22SH       SOLE                331466.22
SIGMA-ALDRICH                  com              826552101    19421 563943.58SH       SOLE                563943.58
SYSCO CORP                     com              871829107    24984 838030.00SH       SOLE                838030.00
TELLABS INC                    com              879664100      243  3600.00 SH       SOLE                  3600.00
TEXAS INSTRUMENTS              com              882508104      288  2000.00 SH       SOLE                  2000.00
WARNER-LAMBERT                 com              934488107    12603 182315.00SH       SOLE                182315.00
ONE GROUP LARGE CAP GROWTH see                  681937256      207  7913.76 SH       SOLE                  7913.76

Form 13F Summary Page

Report Summary:
Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  52

Form 13F Information Table Value Total: $496,701

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